Segmented Information (Details) - Schedule of net revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Total	$ 4,848	$ 5,579
Disk systems [Member]
Revenue, Major Customer [Line Items]
Total	2,347	3,086
Service [Member]
Revenue, Major Customer [Line Items]
Total	$ 2,501	$ 2,493